Investments Accounted for Using Equity Method - Summary of Investments Accounted for Using Equity Method (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments accounted for using equity method [abstract]
Investments in associates	¥ 3,522	¥ 2,196
Investments in joint ventures	77	59
Investments accounted for using equity method	¥ 3,599	¥ 2,255	¥ 489